Putnam Mortgage Opportunities Fund
The fund's portfolio
2/28/22 (Unaudited)

MORTGAGE-BACKED SECURITIES (71.5%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (34.4%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 4076, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 6.509%, 7/15/40	$77,321	$1,942
REMICs IFB Ser. 3852, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.65%), 6.459%, 4/15/40	121,801	6,335
REMICs IFB Ser. 3346, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 6.359%, 10/15/33	1,714,931	256,242
REMICs IFB Ser. 4808, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.009%, 7/15/48	1,933,582	341,140
REMICs IFB Ser. 4789, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.009%, 5/15/48	1,540,743	204,934
REMICs IFB Ser. 4752, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.009%, 11/15/47	3,262,313	525,638
Strips Ser. 324, Class C21, IO, 6.00%, 6/15/39	521,542	113,205
REMICs IFB Ser. 4990, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.913%, 7/25/50	1,967,406	341,904
REMICs IFB Ser. 5057, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.909%, 12/15/48	2,913,104	471,780
REMICs IFB Ser. 4915, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.863%, 9/25/49	2,547,046	459,832
REMICs Ser. 4560, IO, 5.837%, 5/15/39	964,888	165,339
REMICs IFB Ser. 4933, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.813%, 12/25/49	2,055,496	368,292
REMICs IFB Ser. 4926, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.813%, 8/25/49	1,439,270	199,886
REMICs Ser. 5043, IO, 5.00%, 11/25/50	2,279,448	455,845
REMICs Ser. 5115, Class IK, IO, 4.50%, 12/25/50	3,411,620	635,753
REMICs Ser. 4980, Class KI, IO, 4.50%, 6/25/50	2,863,229	492,093
REMICs Ser. 4976, Class MI, IO, 4.50%, 5/25/50	3,629,292	668,514
REMICs Ser. 5125, Class MI, IO, 4.50%, 11/25/48	2,451,470	464,020
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	143,791	13,825
REMICs Ser. 4635, Class PI, IO, 4.00%, 12/15/46	389,248	56,091
REMICs Ser. 4425, IO, 4.00%, 1/15/45	162,367	20,861
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	33,068	6,040
REMICs Ser. 4403, Class CI, IO, 4.00%, 10/15/44	101,548	15,046
REMICs Ser. 4355, Class DI, IO, 4.00%, 3/15/44	3,622	93
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	214,581	27,902
REMICs Ser. 4425, Class WI, IO, 4.00%, 3/15/43	160,367	10,132
REMICs Ser. 4386, Class LI, IO, 4.00%, 2/15/43	109,159	4,639
REMICs Ser. 4694, Class GI, IO, 4.00%, 2/15/43	119,599	4,694
REMICs Ser. 4000, Class LI, IO, 4.00%, 2/15/42	14,393	1,356
REMICs Ser. 4015, Class GI, IO, 4.00%, 3/15/27	59,633	3,580
REMICs Ser. 5080, Class IQ, IO, 3.50%, 4/25/50	3,852,937	676,089
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	264,041	29,364
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	28,507	2,269
REMICs Ser. 5172, Class KI, IO, 3.00%, 12/25/51	4,232,352	739,350
REMICs Ser. 5023, Class YI, IO, 3.00%, 10/25/50	4,008,176	599,266
REMICs Ser. 5160, Class IW, IO, 3.00%, 10/25/50	4,769,565	503,026
REMICs Ser. 4801, Class IG, IO, 3.00%, 6/15/48	244,556	28,965
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	24,372	1,862
REMICs Ser. 5119, Class IB, IO, 3.00%, 6/25/41	6,591,743	733,661
Federal National Mortgage Association
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 12.526%, 5/25/40	8,414	10,602
REMICs IFB Ser. 13-90, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.413%, 9/25/43	341,845	61,465
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 6.213%, 4/25/40	84,311	14,988
REMICs IFB Ser. 18-36, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.063%, 6/25/48	1,708,532	266,320
REMICs Ser. 17-8, IO, 6.00%, 2/25/47	529,308	120,021
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	59,489	11,604
REMICs Ser. 15-69, IO, 6.00%, 9/25/45	265,034	54,224
REMICs Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	1,225,871	249,136
REMICs IFB Ser. 19-18, Class SH, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.963%, 5/25/49	3,195,546	485,691
REMICs IFB Ser. 19-18, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.913%, 5/25/49	3,485,264	494,071
REMICs IFB Ser. 19-17, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.913%, 4/25/49	1,951,840	346,319
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.913%, 11/25/46	1,155,186	191,055
REMICs IFB Ser. 16-85, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.913%, 11/25/46	2,809,622	416,948
REMICs IFB Ser. 16-65, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.913%, 9/25/46	808,815	122,801
REMICs IFB Ser. 16-78, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.913%, 5/25/39	2,364,461	339,319
REMICs IFB Ser. 19-60, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.863%, 10/25/49	1,100,634	98,969
REMICs IFB Ser. 19-26, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.863%, 6/25/49	2,411,517	339,665
REMICs IFB Ser. 19-66, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.813%, 11/25/49	3,513,064	509,072
REMICs IFB Ser. 19-75, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.813%, 11/25/49	4,913,666	702,429
REMICs IFB Ser. 16-54, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.813%, 8/25/46	4,279,310	748,537
REMICs IFB Ser. 11-126, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.813%, 12/25/41	4,308,054	793,130
REMICs IFB Ser. 11-134, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.813%, 2/25/41	682,729	47,374
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 5.713%, 10/25/41	206,420	30,395
REMICs Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	888,487	125,046
Interest Strip Ser. 397, Class 2, IO, 5.00%, 9/25/39	241,475	44,383
REMICs Ser. 12-132, Class PI, IO, 5.00%, 10/25/42	742,848	104,103
Interest Strip Ser. 404, Class 2, IO, 4.50%, 5/25/40	170,329	28,684
REMICs Ser. 21-56, Class QI, IO, 4.50%, 9/25/51	4,372,573	900,898
REMICs Ser. 21-15, Class JI, IO, 4.50%, 4/25/51	3,085,131	578,462
REMICs Ser. 21-18, Class IY, IO, 4.50%, 8/25/49	2,147,712	401,697
REMICs Ser. 21-17, Class GI, IO, 4.00%, 2/25/51	2,708,642	459,225
REMICs Ser. 20-76, Class GI, IO, 4.00%, 11/25/50	7,754,115	1,254,320
REMICs Ser. 20-56, Class JI, IO, 4.00%, 8/25/50	1,680,205	311,670
REMICs Ser. 20-62, Class CI, IO, 4.00%, 6/25/48	3,061,972	543,731
REMICs Ser. 18-15, Class PI, IO, 4.00%, 10/25/47	434,792	39,433
REMICs Ser. 12-90, Class DI, IO, 4.00%, 3/25/42	404,471	33,583
REMICs Ser. 21-25, Class IJ, IO, 3.50%, 5/25/51	7,435,943	938,788
REMICs Ser. 21-5, Class PI, IO, 3.50%, 2/25/51	4,011,949	563,909
REMICs Ser. 21-25, Class HI, 3.50%, 7/25/50	2,939,413	389,361
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	48,004	5,869
REMICs Ser. 13-40, Class YI, IO, 3.50%, 6/25/42	34,228	1,975
REMICs Ser. 21-94, Class AI, IO, 3.00%, 1/25/52	2,720,778	384,049
REMICs Ser. 21-67, Class IG, IO, 3.00%, 10/25/51	4,314,822	666,515
REMICs Ser. 20-24, Class IB, IO, 3.00%, 4/25/50	3,515,410	477,364
REMICs Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	29,091	3,226
REMICs Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	55,620	1,618
REMICs Ser. 13-57, Class IQ, IO, 3.00%, 6/25/41	101,913	4,834
Government National Mortgage Association
IFB Ser. 13-9, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.75%), 6.588%, 1/20/43	1,756,133	321,816
IFB Ser. 10-125, Class SD, ((-1 x 1 Month US LIBOR) + 6.68%), 6.554%, 1/16/40	1,532,896	199,253
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 6.538%, 12/20/43	803,796	137,489
Ser. 16-164, IO, 6.50%, 12/20/46	706,715	130,149
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.438%, 4/20/38	36,311	7,708
IFB Ser. 21-96, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.35%), 6.188%, 6/20/51	2,366,216	546,909
FRB Ser. 20-112, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.138%, 8/20/50	1,705,449	313,376
IFB Ser. 21-59, Class SU, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.138%, 4/20/51	3,272,276	466,038
IFB Ser. 21-49, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.138%, 3/20/51	3,668,253	553,206
IFB Ser. 21-57, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.138%, 3/20/51	5,017,503	828,973
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.088%, 7/20/48	636,753	92,819
IFB Ser. 14-131, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.074%, 9/16/44	2,714,105	694,704
IFB Ser. 20-98, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.038%, 7/20/50	2,675,002	470,565
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.038%, 6/20/48	679,777	97,575
IFB Ser. 17-156, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.038%, 10/20/47	1,999,794	324,342
IFB Ser. 19-35, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.024%, 1/16/44	2,093,568	286,227
IFB Ser. 19-158, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.024%, 9/16/43	4,994,093	847,013
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	39,798	7,854
IFB Ser. 16-77, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.988%, 3/20/43	148,800	7,165
IFB Ser. 19-83, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.938%, 7/20/49	4,074,930	526,236
IFB Ser. 19-78, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.938%, 6/20/49	3,401,928	442,091
IFB Ser. 16-77, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.938%, 10/20/45	36,167	5,729
IFB Ser. 14-27, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.938%, 2/20/44	2,321,521	372,644
IFB Ser. 14-3, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.938%, 1/20/44	2,477,678	408,972
IFB Ser. 13-182, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.938%, 12/20/43	19,940	3,384
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.888%, 2/20/50	447,615	50,120
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.888%, 1/20/50	5,730,816	871,794
IFB Ser. 19-143, Class HS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.888%, 9/20/49	2,055,742	250,718
IFB Ser. 19-98, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.888%, 8/20/49	2,201,709	286,788
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.888%, 8/20/49	141,914	18,592
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.888%, 6/20/49	173,763	20,930
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.838%, 10/20/49	3,669,310	861,840
Ser. 21-176, Class IK, IO, 5.50%, 10/20/51	2,955,907	510,645
Ser. 16-149, Class MI, IO, 5.50%, 5/20/39	64,145	5,604
Ser. 22-23, Class UI, IO, 5.00%, 2/20/52	3,117,000	543,542
Ser. 20-4, IO, 5.00%, 1/20/50	2,881,995	527,002
Ser. 18-77, IO, 5.00%, 6/20/48	464,846	68,820
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	92,648	17,180
Ser. 16-150, Class I, IO, 5.00%, 11/20/46	1,076,748	203,118
Ser. 16-42, IO, 5.00%, 2/20/46	207,366	37,461
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	225,911	29,633
Ser. 17-136, Class IY, IO, 5.00%, 3/20/45	349,870	63,494
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	498,962	95,097
Ser. 14-132, IO, 5.00%, 9/20/44	842,427	142,311
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	23,633	4,208
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	130,607	25,965
Ser. 11-135, Class DI, IO, 5.00%, 4/16/40	337,185	69,991
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	9,668	1,831
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	45,109	8,754
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	9,982	1,910
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	554,633	103,994
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	58,782	11,018
Ser. 17-132, Class IA, IO, 4.50%, 9/20/47	849,025	158,500
Ser. 15-182, Class IC, IO, 4.50%, 12/20/45	3,106,495	581,654
Ser. 16-84, Class IB, IO, 4.50%, 11/16/45	3,089,015	566,649
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	37,389	6,679
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	54,575	10,461
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	183,455	31,104
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	116,951	19,762
Ser. 12-129, IO, 4.50%, 11/16/42	64,521	11,894
Ser. 12-98, Class AI, IO, 4.50%, 4/16/42	402,430	52,390
Ser. 14-98, Class AI, IO, 4.50%, 10/20/41	17,185	28
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	26,357	4,612
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	18,975	3,293
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	13,088	2,317
Ser. 14-95, Class JI, IO, 4.50%, 12/16/39	804,834	153,160
Ser. 19-137, Class GI, IO, 4.00%, 11/20/49	4,008,872	540,971
Ser. 17-104, Class GI, IO, 4.00%, 7/20/47	2,387,229	348,834
Ser. 16-138, Class DI, IO, 4.00%, 10/20/46	269,311	39,871
Ser. 16-29, IO, 4.00%, 2/16/46	181,732	32,847
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	47,204	7,174
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	35,750	5,621
Ser. 18-72, Class IC, IO, 4.00%, 5/20/45	1,955,049	303,267
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	88,098	16,941
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	30,684	4,307
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45	29,939	3,202
Ser. 14-188, Class IB, IO, 4.00%, 12/20/44	2,849,770	326,156
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	585,656	37,529
Ser. 15-40, Class KI, IO, 4.00%, 7/20/44	687,119	78,675
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43	96,755	3,686
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	1,040,265	166,162
Ser. 20-32, Class IA, IO, 3.912%, 3/16/47(WAC)	3,298,260	576,420
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	2,901,702	391,401
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	381,163	32,929
Ser. 15-52, Class IK, IO, 3.50%, 4/20/45	107,832	12,241
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	26,026	3,839
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	22,414	2,346
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	11,430	667
Ser. 13-14, IO, 3.50%, 12/20/42	29,393	3,021
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	20,441	1,198
Ser. 15-165, Class IC, IO, 3.50%, 7/16/41	1,286,670	61,269
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39	901,327	57,749
Ser. 15-134, Class LI, IO, 3.50%, 5/20/39	7,894	23
Ser. 15-69, Class IK, IO, 3.50%, 3/20/38	164,957	3,497
Ser. 21-191, Class HI, IO, 3.00%, 10/20/51	3,549,762	609,036
Ser. 21-155, IO, 3.00%, 9/20/51	3,473,398	574,989
Ser. 21-97, Class QI, IO, 3.00%, 6/20/51	10,370,725	1,125,278
Ser. 21-59, Class IM, IO, 3.00%, 4/20/51	4,706,669	503,447
Ser. 21-42, Class IG, IO, 3.00%, 3/20/51	3,068,741	324,831
Ser. 20-186, Class DI, IO, 3.00%, 12/20/50	6,872,990	794,033
Ser. 17-H04, Class BI, IO, 2.382%, 2/20/67(WAC)	3,461,037	237,406
Ser. 18-H07, Class IE, IO, 2.354%, 2/20/68(WAC)	4,994,470	274,696
Ser. 18-H11, Class JI, IO, 2.353%, 7/20/68(WAC)	2,490,152	152,895
Ser. 10-H22, Class CI, IO, 2.353%, 10/20/60(WAC)	109,940	4,861
Ser. 17-H06, Class BI, IO, 2.352%, 2/20/67(WAC)	849,804	59,157
Ser. 16-H27, Class BI, IO, 2.327%, 12/20/66(WAC)	522,283	31,824
Ser. 18-H02, Class HI, IO, 2.326%, 1/20/68(WAC)	3,298,144	230,870
Ser. 17-H16, Class JI, IO, 2.32%, 8/20/67(WAC)	417,873	31,406
Ser. 18-H05, Class BI, IO, 2.308%, 2/20/68(WAC)	1,380,912	95,801
Ser. 17-H03, Class DI, IO, 2.273%, 12/20/66(WAC)	1,935,036	136,057
Ser. 17-H21, Class AI, IO, 2.26%, 10/20/67(WAC)	4,735,715	269,098
Ser. 17-H05, Class CI, IO, 2.26%, 2/20/67(WAC)	4,795,892	329,833
Ser. 18-H02, Class IM, IO, 2.256%, 2/20/68(WAC)	1,858,574	153,623
Ser. 17-H03, Class AI, IO, 2.254%, 12/20/66(WAC)	953,854	61,553
Ser. 17-H08, Class NI, IO, 2.249%, 3/20/67(WAC)	359,663	20,573
Ser. 17-H06, Class MI, IO, 2.231%, 2/20/67(WAC)	1,209,105	74,243
Ser. 17-H18, Class DI, IO, 2.208%, 9/20/67(WAC)	1,065,096	80,049
Ser. 17-H22, Class DI, IO, 2.198%, 11/20/67(WAC)	2,386,674	206,969
Ser. 18-H01, Class AI, IO, 2.196%, 1/20/68(WAC)	11,056,959	776,199
Ser. 17-H20, Class DI, IO, 2.195%, 10/20/67(WAC)	1,014,118	93,895
Ser. 22-H01, Class BI, IO, 2.194%, 12/20/71(WAC)	13,345,473	900,553
Ser. 17-H20, Class AI, IO, 2.188%, 10/20/67(WAC)	2,391,692	167,418
Ser. 16-H18, Class QI, IO, 2.177%, 6/20/66(WAC)	1,410,852	90,872
FRB Ser. 16-H19, Class AI, IO, 2.168%, 9/20/66(WAC)	5,935,483	362,278
Ser. 17-H14, Class JI, IO, 2.153%, 6/20/67(WAC)	1,592,120	146,525
Ser. 16-H24, IO, 2.148%, 9/20/66(WAC)	250,574	20,594
Ser. 17-H20, Class HI, IO, 2.134%, 10/20/67(WAC)	780,678	61,112
Ser. 22-H01, Class EI, IO, 2.133%, 1/20/72(WAC)	7,946,361	602,185
Ser. 16-H17, Class DI, IO, 2.123%, 7/20/66(WAC)	1,625,438	98,756
Ser. 17-H02, Class BI, IO, 2.11%, 1/20/67(WAC)	2,188,824	130,999
Ser. 17-H03, Class EI, IO, 2.107%, 1/20/67(WAC)	445,731	36,703
Ser. 15-H29, Class HI, IO, 2.105%, 9/20/65(WAC)	1,794,251	75,717
Ser. 20-H04, Class AI, IO, 2.103%, 2/20/70(WAC)	11,345,460	694,229
Ser. 16-H23, Class NI, IO, 2.094%, 10/20/66(WAC)	178,725	10,420
Ser. 15-H24, Class HI, IO, 2.088%, 9/20/65(WAC)	72,635	1,943
Ser. 19-H02, Class DI, IO, 2.075%, 11/20/68(WAC)	5,720,373	366,461
Ser. 16-H21, Class AI, IO, 2.073%, 9/20/66(WAC)	2,198,482	140,497
Ser. 17-H19, Class MI, IO, 2.048%, 4/20/67(WAC)	763,521	52,759
Ser. 16-H15, Class AI, IO, 2.038%, 7/20/66(WAC)	14,436,077	875,332
Ser. 19-H14, Class IB, IO, 2.037%, 8/20/69(WAC)	283,368	17,489
Ser. 17-H08, Class EI, IO, 2.031%, 2/20/67(WAC)	1,804,787	114,209
Ser. 15-H16, Class DI, IO, 1.986%, 7/20/65(WAC)	3,445,829	254,130
Ser. 18-H20, Class BI, IO, 1.973%, 6/20/68(WAC)	7,271,446	435,151
Ser. 15-H15, Class JI, IO, 1.941%, 6/20/65(WAC)	134,602	8,641
Ser. 17-H09, Class DI, IO, 1.882%, 3/20/67(WAC)	1,254,344	76,818
Ser. 16-H27, Class EI, IO, 1.873%, 12/20/66(WAC)	2,608,000	125,241
Ser. 16-H11, Class KI, IO, 1.873%, 5/20/66(WAC)	8,727,511	409,102
FRB Ser. 15-H16, Class XI, IO, 1.863%, 7/20/65(WAC)	61,634	4,179
Ser. 17-H11, Class DI, IO, 1.841%, 5/20/67(WAC)	256,587	16,839
Ser. 16-H22, IO, 1.839%, 10/20/66(WAC)	3,330,010	172,843
Ser. 15-H23, Class DI, IO, 1.839%, 9/20/65(WAC)	117,993	7,221
Ser. 15-H25, Class EI, IO, 1.83%, 10/20/65(WAC)	103,654	5,711
Ser. 17-H09, IO, 1.823%, 4/20/67(WAC)	357,533	17,742
Ser. 17-H10, Class MI, IO, 1.82%, 4/20/67(WAC)	4,016,091	194,379
Ser. 15-H20, Class AI, IO, 1.81%, 8/20/65(WAC)	109,298	6,088
Ser. 15-H20, Class CI, IO, 1.809%, 8/20/65(WAC)	113,831	7,786
Ser. 15-H10, Class CI, IO, 1.791%, 4/20/65(WAC)	120,486	6,820
Ser. 15-H13, Class AI, IO, 1.768%, 6/20/65(WAC)	208,209	11,549
Ser. 17-H06, Class DI, IO, 1.758%, 2/20/67(WAC)	582,801	29,606
Ser. 15-H10, Class HI, IO, 1.741%, 4/20/65(WAC)	125,328	6,417
Ser. 15-H23, Class BI, IO, 1.738%, 9/20/65(WAC)	77,059	3,922
Ser. 15-H25, Class CI, IO, 1.721%, 10/20/65(WAC)	92,419	4,963
Ser. 15-H25, Class BI, IO, 1.709%, 10/20/65(WAC)	90,590	5,526
Ser. 15-H26, Class EI, IO, 1.709%, 10/20/65(WAC)	139,227	7,504
Ser. 15-H26, Class DI, IO, 1.706%, 10/20/65(WAC)	93,348	6,041
Ser. 17-H14, Class DI, IO, 1.692%, 6/20/67(WAC)	402,853	17,081
Ser. 16-H24, Class CI, IO, 1.676%, 10/20/66(WAC)	3,551,148	178,978
Ser. 14-H25, Class BI, IO, 1.664%, 12/20/64(WAC)	1,365,700	66,960
Ser. 15-H09, Class BI, IO, 1.662%, 3/20/65(WAC)	45,519	2,033
Ser. 17-H16, Class HI, IO, 1.653%, 8/20/67(WAC)	2,266,912	122,201
Ser. 17-H16, Class CI, IO, 1.649%, 7/20/67(WAC)	3,908,825	127,436
Ser. 15-H25, Class AI, IO, 1.598%, 9/20/65(WAC)	178,139	9,067
Ser. 15-H03, Class DI, IO, 1.591%, 1/20/65(WAC)	211,482	10,997
Ser. 17-H03, Class HI, IO, 1.584%, 1/20/67(WAC)	331,384	13,670
Ser. 18-H01, Class IB, IO, 1.579%, 1/20/68(WAC)	4,932,938	147,988
Ser. 15-H22, Class EI, IO, 1.576%, 8/20/65(WAC)	108,996	2,768
Ser. 17-H14, Class EI, IO, 1.567%, 6/20/67(WAC)	2,025,587	98,431
Ser. 13-H14, Class XI, IO, 1.554%, 3/20/63(WAC)	106,805	2,670
Ser. 15-H01, Class BI, IO, 1.546%, 1/20/65(WAC)	3,832,229	176,329
Ser. 15-H04, Class AI, IO, 1.543%, 12/20/64(WAC)	2,593,949	111,459
Ser. 18-H08, Class FI, IO, 1.54%, 6/20/68(WAC)	1,873,776	140,690
Ser. 16-H02, Class HI, IO, 1.535%, 1/20/66(WAC)	170,781	6,865
Ser. 16-H26, Class KI, IO, 1.528%, 11/20/66(WAC)	2,834,182	112,039
Ser. 15-H14, Class BI, IO, 1.528%, 5/20/65(WAC)	200,870	4,627
Ser. 11-H15, Class AI, IO, 1.527%, 6/20/61(WAC)	896,434	33,756
Ser. 16-H04, Class KI, IO, 1.503%, 2/20/66(WAC)	74,107	2,721
Ser. 17-H16, Class KI, IO, 1.451%, 8/20/67(WAC)	2,524,647	99,453
Ser. 14-H21, Class AI, IO, 1.443%, 10/20/64(WAC)	1,010,064	55,257
Ser. 14-H06, Class BI, IO, 1.443%, 2/20/64(WAC)	4,293,612	120,247
Ser. 10-H19, Class BI, IO, 1.434%, 8/20/60(WAC)	167,673	7,095
Ser. 16-H08, Class GI, IO, 1.414%, 4/20/66(WAC)	105,755	3,392
Ser. 12-H29, Class AI, IO, 1.344%, 10/20/62(WAC)	586,924	11,902
Ser. 12-H29, Class FI, IO, 1.344%, 10/20/62(WAC)	586,924	11,902
Ser. 12-H06, Class AI, IO, 1.309%, 1/20/62(WAC)	311,601	9,445
FRB Ser. 11-H07, Class FI, IO, 1.222%, 2/20/61(WAC)	113,466	2,474
Ser. 21-H03, Class IM, IO, 0.954%, 2/20/71(WAC)	10,152,915	372,802
Ser. 19-H15, Class CI, IO, 0.722%, 7/20/69(WAC)	8,009,323	269,906

		58,353,159
Commercial mortgage-backed securities (18.2%)
ACRES Commercial Realty Corp. 144A FRB Ser. 20-RSO8, Class D, 2.663%, 3/15/35	213,000	211,869
Banc of America Commercial Mortgage Trust Ser. 08-1, Class AJ, 6.786%, 2/10/51(WAC)	9,423	9,648
Barclays Commercial Mortgage Trust 144A
Ser. 19-C4, Class D, 3.25%, 8/15/52	510,000	448,025
Ser. 19-C4, Class E, 3.25%, 8/15/52	446,000	363,403
Ser. 19-C3, Class D, 3.00%, 5/15/52	301,000	255,850
Benchmark Mortgage Trust 144A
FRB Ser. 18-B3, Class D, 3.036%, 4/10/51(WAC)	306,000	267,595
Ser. 19-B11, Class D, 3.00%, 5/15/52	263,000	224,773
Ser. 19-B13, Class D, 2.50%, 8/15/57	637,000	552,553
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 4.866%, 2/10/44(WAC)	580,000	491,190
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	408,000	321,298
Ser. 19-CD8, Class D, 3.00%, 8/15/57	389,000	322,714
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	100,000	99,510
Citigroup Commercial Mortgage Trust FRB Ser. 17-P7, Class C, 4.368%, 4/14/50(WAC)	223,000	222,110
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class C, 4.876%, 9/10/45(WAC)	549,000	545,513
Ser. 14-GC25, Class D, 3.548%, 10/10/47	239,000	228,483
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 4.919%, 4/10/47(WAC)	215,000	217,428
FRB Ser. 14-UBS3, Class C, 4.738%, 6/10/47(WAC)	301,000	303,878
FRB Ser. 14-UBS4, Class C, 4.649%, 8/10/47(WAC)	324,000	321,456
FRB Ser. 14-UBS6, Class C, 4.441%, 12/10/47(WAC)	193,000	191,728
FRB Ser. 15-CR26, Class D, 3.478%, 10/10/48(WAC)	724,000	665,115
COMM Mortgage Trust 144A
FRB Ser. 13-CR13, Class D, 4.88%, 11/10/46(WAC)	348,000	342,702
FRB Ser. 14-CR17, Class D, 4.847%, 5/10/47(WAC)	467,000	428,940
FRB Ser. 14-CR17, Class E, 4.847%, 5/10/47(WAC)	917,000	669,162
FRB Ser. 14-CR19, Class D, 4.703%, 8/10/47(WAC)	721,000	687,544
Ser. 12-CR4, Class B, 3.703%, 10/15/45	921,000	833,244
Ser. 13-LC6, Class E, 3.50%, 1/10/46	706,000	584,853
Ser. 17-COR2, Class D, 3.00%, 9/10/50	201,000	181,845
Ser. 15-LC19, Class D, 2.867%, 2/10/48	381,000	351,474
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 6.01%, 2/15/41(WAC)	63,742	31,495
CSAIL Commercial Mortgage Trust 144A
FRB Ser. 18-C14, Class D, 4.924%, 11/15/51(WAC)	401,000	391,915
Ser. 19-C17, Class D, 2.50%, 9/15/52	410,000	341,103
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.401%, 2/10/46(WAC)	471,000	441,839
GS Mortgage Securities Trust FRB Ser. 15-GC32, Class C, 4.422%, 7/10/48(WAC)	291,000	285,771
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.353%, 8/10/43(WAC)	397,000	298,738
FRB Ser. 14-GC24, Class D, 4.533%, 9/10/47(WAC)	971,000	670,281
FRB Ser. 13-GC13, Class D, 4.064%, 7/10/46(WAC)	739,000	306,690
Ser. 19-GC38, Class D, 3.00%, 2/10/52	532,000	465,175
Ser. 16-GS2, Class D, 2.753%, 5/10/49	311,000	272,512
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class B, 4.551%, 9/15/47(WAC)	399,000	397,658
FRB Ser. 14-C22, Class C, 4.551%, 9/15/47(WAC)	354,000	337,552
FRB Ser. 13-C12, Class C, 4.092%, 7/15/45(WAC)	453,000	451,892
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.793%, 2/15/47(WAC)	1,270,000	740,584
FRB Ser. 13-C12, Class E, 4.092%, 7/15/45(WAC)	625,000	514,600
Ser. 13-C14, Class F, 3.598%, 8/15/46(WAC)	402,000	55,878
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	100,000	53,889
JPMCC Commercial Mortgage Securities Trust 144A FRB Ser. 17-JP7, Class D, 4.387%, 9/15/50(WAC)	388,000	364,432
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	566,000	523,080
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	722,224	676,777
FRB Ser. 13-LC11, Class D, 4.164%, 4/15/46(WAC)	740,000	611,483
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.524%, 2/15/46(WAC)	450,000	339,444
FRB Ser. 11-C3, Class E, 5.524%, 2/15/46(WAC)	242,000	87,197
FRB Ser. 11-C4, Class C, 5.389%, 7/15/46(WAC)	163,431	166,776
FRB Ser. 12-C6, Class E, 5.217%, 5/15/45(WAC)	224,000	173,214
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	643,000	470,599
Ser. 12-C6, Class G, 2.972%, 5/15/45(WAC)	100,000	79,999
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C22, Class C, 4.21%, 4/15/48(WAC)	341,000	329,121
FRB Ser. 13-C9, Class C, 4.02%, 5/15/46(WAC)	269,000	265,389
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C14, Class D, 5.051%, 2/15/47(WAC)	347,000	347,793
FRB Ser. 13-C12, Class E, 4.762%, 10/15/46(WAC)	405,000	283,848
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45(WAC)	1,150,000	771,650
FRB Ser. 13-C11, Class D, 4.351%, 8/15/46(WAC)	932,000	65,240
FRB Ser. 15-C23, Class D, 4.143%, 7/15/50(WAC)	878,000	834,652
FRB Ser. 13-C10, Class E, 4.074%, 7/15/46(WAC)	369,000	123,283
FRB Ser. 13-C10, Class F, 4.074%, 7/15/46(WAC)	1,286,000	286,135
Ser. 14-C19, Class D, 3.25%, 12/15/47	258,000	240,249
Ser. 17-C34, Class D, 2.70%, 11/15/52	168,000	137,921
Morgan Stanley Capital I Trust Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	24,032	22,720
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class D, 5.428%, 3/15/45(WAC)	199,000	197,377
FRB Ser. 12-C4, Class E, 5.428%, 3/15/45(WAC)	392,000	274,792
FRB Ser. 11-C3, Class G, 5.086%, 7/15/49(WAC)	753,000	406,191
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M10, 3.437%, 10/15/49	384,000	367,313
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class D, 5.824%, 5/10/45(WAC)	541,000	489,990
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	671,000	258,740
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	37,000	796
FRB Ser. 12-C2, Class E, 4.881%, 5/10/63(WAC)	24,000	1,468
FRB Ser. 12-C4, Class D, 4.46%, 12/10/45(WAC)	522,000	474,528
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class D, 4.984%, 1/15/59(WAC)	463,000	457,412
Ser. 19-C50, Class C, 4.345%, 5/15/52	281,000	258,520
Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class D, 4.743%, 10/15/45(WAC)	375,000	375,823
FRB Ser. 15-C30, Class D, 4.498%, 9/15/58(WAC)	343,000	327,479
FRB Ser. 13-LC12, Class D, 4.305%, 7/15/46(WAC)	381,000	155,741
Ser. 14-LC16, Class D, 3.938%, 8/15/50	777,000	106,782
Ser. 16-C33, Class D, 3.123%, 3/15/59	610,000	544,140
Ser. 19-C54, Class D, 2.50%, 12/15/52	259,000	224,426
WF-RBS Commercial Mortgage Trust Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	202,000	199,781
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C9, Class D, 4.809%, 11/15/45(WAC)	276,000	273,517
FRB Ser. 12-C9, Class E, 4.809%, 11/15/45(WAC)	456,000	422,141
FRB Ser. 12-C7, Class D, 4.732%, 6/15/45(WAC)	228,000	95,238
FRB Ser. 12-C7, Class E, 4.732%, 6/15/45(WAC)	653,000	92,073
FRB Ser. 14-LC14, Class D, 4.586%, 3/15/47(WAC)	220,000	215,554
FRB Ser. 13-C15, Class D, 4.503%, 8/15/46(WAC)	1,324,000	859,550
FRB Ser. 12-C10, Class D, 4.411%, 12/15/45(WAC)	406,000	282,814

		30,964,663
Residential mortgage-backed securities (non-agency) (18.9%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.377%, 5/25/47	1,642,250	955,901
Arroyo Mortgage Trust 144A Ser. 20-1, Class M1, 4.277%, 3/25/55	442,000	445,757
Bear Stearns Alt-A Trust
FRB Ser. 05-7, Class 21A1, 2.62%, 9/25/35(WAC)	203,917	185,626
FRB Ser. 05-8, Class 21A1, 2.498%, 10/25/35(WAC)	406,388	370,382
FRB Ser. 05-10, Class 11A1, (1 Month US LIBOR + 0.50%), 0.687%, 1/25/36	132,825	196,764
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (1 Month US LIBOR + 0.23%), 0.647%, 9/25/46	66,739	60,190
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class B1, (1 Month US LIBOR + 4.75%), 4.937%, 10/25/27 (Bermuda)	633,000	640,816
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 0.367%, 11/25/47	1,059,386	914,363
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 2.906%, 4/25/37(WAC)	274,454	272,845
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 0.537%, 3/25/37	190,488	177,052
Countrywide Alternative Loan Trust
FRB Ser. 05-51, Class 3A3A, (1 Month US LIBOR + 0.64%), 0.802%, 11/20/35	119,251	108,435
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.38%), 0.567%, 8/25/46	81,267	72,000
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.38%), 0.567%, 8/25/46	227,149	219,918
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.38%), 0.567%, 8/25/46	252,512	228,014
FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 0.351%, 2/20/47	278,599	229,385
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 06-OA5, Class 2A1, (1 Month US LIBOR + 0.40%), 0.587%, 4/25/46	35,874	32,508
Credit Suisse Mortgage Capital Certificates 144A FRB Ser. 20-SPT1, Class M1, 3.388%, 4/25/65(WAC)	392,000	393,996
Eagle Re, Ltd. 144A FRB Ser. 20-1, Class B1, (1 Month US LIBOR + 2.85%), 3.037%, 1/25/30	404,000	395,158
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (1 Month US LIBOR + 10.50%), 10.687%, 5/25/28	248,448	263,283
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 10.187%, 7/25/28	246,664	272,427
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA1, Class B, (1 Month US LIBOR + 8.80%), 8.987%, 3/25/28	369,493	381,546
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 7.737%, 12/25/27	1,397,774	1,438,786
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, (1 Month US LIBOR + 4.95%), 5.137%, 7/25/29	773,000	818,457
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class B1, (1 Month US LIBOR + 4.45%), 4.637%, 3/25/30	250,000	261,275
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (1 Month US LIBOR + 12.25%), 12.437%, 2/25/49	260,000	287,633
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 11.187%, 10/25/48	728,000	791,496
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (1 Month US LIBOR + 10.75%), 10.937%, 1/25/49	439,000	472,701
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 10.687%, 3/25/49	755,000	800,395
Structured Agency Credit Risk Debt FRN Ser. 20-DNA3, Class B2, (1 Month US LIBOR + 9.35%), 9.537%, 6/25/50	750,000	858,125
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 8.337%, 7/25/49	624,000	640,572
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (1 Month US LIBOR + 7.75%), 7.937%, 9/25/48	818,000	845,272
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	244,000	245,264
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56(WAC)	400,000	402,352
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	370,000	367,855
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 4.437%, 10/25/48	1,000,000	1,007,500
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B1, (1 Month US LIBOR + 4.10%), 4.287%, 3/25/50	1,000,000	1,010,800
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class M2, (1 Month US LIBOR + 3.75%), 3.937%, 8/25/50	52,250	52,364
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.837%, 1/25/49	494,166	498,536
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.637%, 3/25/49	171,276	172,239
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.487%, 10/25/48	68,800	69,438
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (1 Month US LIBOR + 12.75%), 12.937%, 10/25/28	815,567	912,981
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 11.937%, 10/25/28	111,288	125,667
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 11.937%, 8/25/28	26,629	29,310
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (1 Month US LIBOR + 9.25%), 9.437%, 4/25/29	247,852	263,760
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.887%, 4/25/28	898,427	947,737
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2B1, (1 Month US LIBOR + 5.05%), 5.237%, 11/25/29	964,000	1,065,659
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 5.037%, 10/25/29	150,000	158,247
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (1 Month US LIBOR + 4.50%), 4.687%, 12/25/30	180,000	182,789
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 4.637%, 5/25/30	284,000	294,161
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 4.637%, 2/25/30	761,000	785,971
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.637%, 1/25/29	27,122	28,039
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.187%, 10/25/29	439,810	449,130
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 2.987%, 2/25/30	515,146	524,796
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2, (1 Month US LIBOR + 2.50%), 2.687%, 5/25/30	1,209,230	1,222,092
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.437%, 7/25/30	128,724	129,968
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1M2C, (1 Month US LIBOR + 2.20%), 2.387%, 1/25/30	1,000,000	1,009,695
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 4.549%, 1/25/42	146,000	141,073
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (1 Month US LIBOR + 4.10%), 4.287%, 9/25/31	1,291,000	1,300,055
Connecticut Avenue Securities Trust FRB Ser. 19-R05, Class 1M2, (1 Month US LIBOR + 2.00%), 2.187%, 7/25/39	9,554	9,556
GSAA Home Equity Trust
FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.36%), 0.547%, 5/25/36	77,360	24,304
FRB Ser. 06-1, Class A1, (1 Month US LIBOR + 0.18%), 0.367%, 1/25/36	1,149,470	436,798
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 0.497%, 5/25/37	382,176	319,798
IndyMac INDX Mortgage Loan Trust FRB Ser. 06-AR11, Class 2A1, 2.987%, 6/25/36(WAC)	27,713	27,727
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 0.587%, 6/25/37	167,021	80,790
LHOME Mortgage Trust 144A Ser. 21-RTL1, Class A1, 2.09%, 9/25/26(WAC)	280,000	272,300
Merrill Lynch Mortgage Investors Trust FRB Ser. 06-HE3, Class A4, (1 Month US LIBOR + 0.50%), 0.687%, 6/25/37	835,932	292,748
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 0.648%, 2/26/37	273,581	259,565
MortgageIT Trust FRB Ser. 05-3, Class M4, (1 Month US LIBOR + 0.95%), 1.132%, 8/25/35	10,953	10,369
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (1 Month US LIBOR + 4.35%), 4.537%, 7/25/29 (Bermuda)	191,000	192,075
FRB Ser. 19-1A, Class B1A, (1 Month US LIBOR + 3.50%), 3.687%, 7/25/29 (Bermuda)	159,000	160,930
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class B1, (1 Month US LIBOR + 6.00%), 5.937%, 4/25/27 (Bermuda)	160,000	160,699
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 2.887%, 3/25/28 (Bermuda)	964,000	963,414
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 0.607%, 8/25/36	85,119	81,714
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 0.367%, 1/25/37	29,907	28,627
FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR + 0.12%), 0.307%, 8/25/36	255,427	244,910
Triangle Re, Ltd. 144A Mortgage Insurance-Linked FRN Ser. 19-1, Class B1, (1 Month US LIBOR + 4.15%), 4.337%, 11/26/29	879,000	877,058
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 04-AR12, Class A2B, (1 Month US LIBOR + 0.92%), 1.107%, 10/25/44	90,048	87,613
FRB Ser. 05-AR13, Class A1C4, (1 Month US LIBOR + 0.86%), 1.047%, 10/25/45	55,752	55,157

		32,014,708

Total mortgage-backed securities (cost $138,779,348)		$121,332,530

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (17.9%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (0.9%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$43,633	$48,099
5.00%, 5/20/49	130,563	141,901
4.50%, with due dates from 10/20/49 to 1/20/50	92,769	99,636
4.00%, with due dates from 8/20/49 to 1/20/50	183,189	193,875
3.50%, with due dates from 8/20/49 to 11/20/49	945,658	982,294

		1,465,805
U.S. Government Agency Mortgage Obligations (17.0%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	83,264	89,953
4.50%, 5/1/49	14,399	15,365
Uniform Mortgage-Backed Securities
5.00%, TBA, 3/1/52	1,000,000	1,078,044
4.00%, TBA, 3/1/52	5,000,000	5,219,528
3.50%, TBA, 3/1/52	17,000,000	17,509,997
3.00%, TBA, 3/1/52	2,000,000	2,019,533
2.50%, TBA, 3/1/52	3,000,000	2,959,218

		28,891,638

Total U.S. government and agency mortgage obligations (cost $30,406,473)		$30,357,443

ASSET-BACKED SECURITIES (3.6%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$1,089,000	$1,086,278
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 1.087%, 10/25/53	186,000	186,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.987%, 11/25/53	112,000	112,000
MRA Issuance Trust 144A
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.70%), 1.891%, 4/22/22	428,000	428,003
FRB Ser. 21-EBO1, Class A2X, (1 Month US LIBOR + 1.75%), 1.856%, 4/15/22	491,000	491,005
FRB Ser. 21-NA1, Class A1X, (1 Month US LIBOR + 1.50%), 1.602%, 3/8/22	423,000	423,001
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%), 1.306%, 8/15/22	783,000	783,003
FRB Ser. 21-8, Class A2X, (1 Month US LIBOR + 1.15%), 1.256%, 5/15/22	500,000	500,005
Station Place Securitization Trust 144A
FRB Ser. 21-6, Class A, (1 Month US LIBOR + 0.80%), 0.976%, 4/25/22	854,000	854,000
FRB Ser. 21-14, Class A1, (1 Month US LIBOR + 0.70%), 0.876%, 12/8/22	176,000	176,000
FRB Ser. 21-16, Class A1, (1 Month US LIBOR + 0.62%), 0.729%, 11/7/22	508,000	508,000
FRB Ser. 21-10, Class A, (1 Month US LIBOR + 0.75%), zero %, 8/8/22	600,000	600,000

Total asset-backed securities (cost $6,150,000)		$6,147,295

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Mar-22/$101.09	$25,244,160	$25,000,000	$52,725
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Call)	Mar-22/103.44	18,539,996	18,000,000	5,634

Total purchased options outstanding (cost $107,500)				$58,359

SHORT-TERM INVESTMENTS (32.2%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.12%(AFF)	Shares	34,839,866	$34,839,866
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	554,000	554,000
U.S. Treasury Bills 0.180%, 4/26/22(SEGSF)(SEGCCS)		$500,000	499,856
U.S. Treasury Bills 0.053%, 4/7/22(SEG)(SEGSF)(SEGCCS)		4,900,000	4,899,533
U.S. Treasury Bills 0.047%, 3/24/22(SEG)(SEGSF)(SEGCCS)		4,300,000	4,299,812
U.S. Treasury Bills 0.044%, 3/3/22(SEGSF)		1,800,000	1,799,999
U.S. Treasury Bills 0.039%, 4/21/22(SEGSF)(SEGCCS)		1,700,000	1,699,567
U.S. Treasury Bills 0.038%, 3/17/22(SEG)(SEGSF)(SEGCCS)		3,100,000	3,099,964
U.S. Treasury Bills 0.037%, 3/10/22(SEG)(SEGSF)		3,000,000	2,999,974

Total short-term investments (cost $54,693,159)			$54,692,571
TOTAL INVESTMENTS

Total investments (cost $230,136,480)			$212,588,198

FUTURES CONTRACTS OUTSTANDING at 2/28/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	1,673	$360,074,038	$360,074,038	Jun-22	$(1,101,671)

Unrealized appreciation					—

Unrealized (depreciation)					(1,101,671)

Total					$(1,101,671)

WRITTEN OPTIONS OUTSTANDING at 2/28/22 (premiums $107,500) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Mar-22/$101.09	$25,244,160	$25,000,000	$78,100
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Put)	Mar-22/103.44	18,539,996	18,000,000	81,576

Total				$159,676

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 2/28/22 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Citibank, N.A.
(1.37)/SOFR/Mar-32 (Purchased)	Mar-22/1.37	$12,201,300	$(181,799)	$189,364
1.82/SOFR/Mar-32 (Purchased)	Mar-22/1.82	1,439,300	(13,925)	13,126
(1.82)/SOFR/Mar-32 (Purchased)	Mar-22/1.82	1,439,300	(13,925)	(8,377)
1.37/SOFR/Mar-32 (Purchased)	Mar-22/1.37	12,201,300	(181,799)	(163,375)
Goldman Sachs International
1.769/SOFR/May-32 (Purchased)	May-22/1.769	7,626,400	(118,133)	20,515
(1.769)/SOFR/May-32 (Purchased)	May-22/1.769	7,626,400	(118,133)	(24,328)

Unrealized appreciation				223,005

Unrealized (depreciation)				(196,080)

Total				$26,925

TBA SALE COMMITMENTS OUTSTANDING at 2/28/22 (proceeds receivable $48,013,789) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 3/1/52	$1,000,000	3/21/22	$1,031,850
Uniform Mortgage-Backed Securities, 3.00%, 3/1/52	4,000,000	3/14/22	4,039,066
Uniform Mortgage-Backed Securities, 2.50%, 3/1/52	17,000,000	3/14/22	16,768,902
Uniform Mortgage-Backed Securities, 2.00%, 3/1/52	27,000,000	3/14/22	25,884,459

Total			$47,724,277

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/28/22 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$237,744,000	$2,470,160	(E)	$(127,332)	3/16/24	Secured Overnight Financing Rate — Annually	0.90% — Annually	$(2,599,886)
		77,553,000	1,225,337	(E)	348,645	3/16/27	1.25% — Annually	Secured Overnight Financing Rate — Annually	1,573,982
		21,753,000	519,679	(E)	(143,874)	3/16/32	Secured Overnight Financing Rate — Annually	1.40% — Annually	(663,553)
		5,936,000	107,085	(E)	(217,525)	3/16/52	Secured Overnight Financing Rate — Annually	1.60% — Annually	(324,609)
		6,391,000	220,106		(85)	12/30/31	1.27% — Annually	Secured Overnight Financing Rate — Annually	206,790
		4,390,000	126,739		(58)	12/31/31	1.331% — Annually	Secured Overnight Financing Rate — Annually	117,301
		12,180,300	350,427		(162)	1/7/32	Secured Overnight Financing Rate — Annually	1.333% — Annually	(327,562)
		2,553,000	50,958		(21)	1/3/27	1.135% — Annually	Secured Overnight Financing Rate — Annually	46,621
		2,134,000	37,494		(17)	1/5/27	Secured Overnight Financing Rate — Annually	1.186% — Annually	(33,801)
		2,554,000	41,681		(21)	1/7/27	Secured Overnight Financing Rate — Annually	1.213% — Annually	(37,325)
		4,174,000	36,314		(16)	1/11/24	Secured Overnight Financing Rate — Annually	0.8745% — Annually	(31,633)
		5,362,000	39,464		(71)	1/11/32	Secured Overnight Financing Rate — Annually	1.5665% — Annually	(28,451)
		3,206,000	27,668		(12)	1/12/24	Secured Overnight Financing Rate — Annually	0.88% — Annually	(24,122)
		4,349,000	18,222		(58)	1/12/32	Secured Overnight Financing Rate — Annually	1.601% — Annually	(9,273)
		2,521,000	19,840		(20)	1/13/27	1.393% — Annually	Secured Overnight Financing Rate — Annually	15,392
		181,000	2,158		(2)	1/14/32	Secured Overnight Financing Rate — Annually	1.517% — Annually	(1,820)
		2,072,000	23,269		(27)	1/14/32	Secured Overnight Financing Rate — Annually	1.5245% — Annually	(19,389)
		2,072,000	23,186		(27)	1/14/32	Secured Overnight Financing Rate — Annually	1.525% — Annually	(19,305)
		2,072,000	23,372		(27)	1/14/32	Secured Overnight Financing Rate — Annually	1.524% — Annually	(19,494)
		3,302,000	46,492		(44)	1/18/32	Secured Overnight Financing Rate — Annually	1.4941% — Annually	(40,963)
		3,302,000	44,676		(44)	1/18/32	Secured Overnight Financing Rate — Annually	1.50% — Annually	(39,129)
		3,302,000	44,544		(44)	1/18/32	Secured Overnight Financing Rate — Annually	1.5005% — Annually	(38,990)
		4,873,000	35,865		(65)	1/19/32	Secured Overnight Financing Rate — Annually	1.567% — Annually	(27,503)
		12,374,000	15,839		(164)	1/20/32	1.66076% — Annually	Secured Overnight Financing Rate — Annually	(38,187)
		9,720,000	58,028		(37)	1/20/24	1.0355% — Annually	Secured Overnight Financing Rate — Annually	47,319
		3,735,000	13,035		(30)	1/21/27	1.48613% — Annually	Secured Overnight Financing Rate — Annually	7,188
		1,242,000	8,048		(5)	1/21/24	1.0085% — Annually	Secured Overnight Financing Rate — Annually	6,752
		1,992,000	9,522		(16)	1/21/27	Secured Overnight Financing Rate — Annually	1.459% — Annually	(6,494)
		989,000	2,779		(13)	1/21/32	Secured Overnight Financing Rate — Annually	1.6165% — Annually	(1,112)
		109,000	678		—	1/24/24	1.0245% — Annually	Secured Overnight Financing Rate — Annually	571
		197,000	676		(3)	1/24/32	Secured Overnight Financing Rate — Annually	1.61% — Annually	(370)
		10,076,000	66,804		(38)	1/25/24	1.0045% — Annually	Secured Overnight Financing Rate — Annually	57,393
		7,731,000	59,761		(29)	1/27/24	Secured Overnight Financing Rate — Annually	0.952% — Annually	(53,355)
		2,022,000	5,055		(69)	1/28/52	Secured Overnight Financing Rate — Annually	1.664% — Annually	(2,221)
		5,784,000	44,305		(47)	1/28/27	1.3995% — Annually	Secured Overnight Financing Rate — Annually	37,316
		1,674,000	201		(22)	1/31/32	1.646% — Annually	Secured Overnight Financing Rate — Annually	(1,983)
		1,017,000	6,580		(35)	2/3/52	Secured Overnight Financing Rate — Annually	1.647% — Annually	(5,440)
		6,529,000	7,508		(25)	2/8/24	Secured Overnight Financing Rate — Annually	1.305% — Annually	(2,744)
		9,283,000	71,015		(123)	2/8/32	Secured Overnight Financing Rate — Annually	1.7305% — Annually	80,005
		3,064,000	21,754		(41)	2/9/32	1.7245% — Annually	Secured Overnight Financing Rate — Annually	(24,650)
		7,534,900	53,799		(100)	2/10/32	1.725% — Annually	Secured Overnight Financing Rate — Annually	(60,571)
		863,600	10,156		(11)	2/25/32	Secured Overnight Financing Rate — Annually	1.775% — Annually	10,310
		1,665,000	28,388		(22)	2/14/32	Secured Overnight Financing Rate — Annually	1.832% — Annually	29,605
		1,913,000	4,457		(7)	2/14/24	Secured Overnight Financing Rate — Annually	1.488% — Annually	5,599
		5,607,000	52,874		(45)	2/16/27	1.7565% — Annually	Secured Overnight Financing Rate — Annually	(56,382)
		2,767,000	44,355		(37)	2/18/32	Secured Overnight Financing Rate — Annually	1.821% — Annually	45,816
		1,569,000	12,913		(21)	2/23/32	1.737% — Annually	Secured Overnight Financing Rate — Annually	(13,377)
		1,626,000	3,008		(6)	2/28/24	1.4715% — Annually	Secured Overnight Financing Rate — Annually	(3,081)
		1,227,000	10,368		(16)	2/28/32	1.7395% — Annually	Secured Overnight Financing Rate — Annually	(10,444)
		7,005,000	19,754		(57)	2/28/27	1.61968% — Annually	Secured Overnight Financing Rate — Annually	(20,126)
		1,626,000	4,390		(6)	2/28/24	1.514% — Annually	Secured Overnight Financing Rate — Annually	(4,465)
		1,227,000	16,994		(16)	2/28/32	1.7975% — Annually	Secured Overnight Financing Rate — Annually	(17,071)
		3,461,000	22,912		(28)	2/28/27	Secured Overnight Financing Rate — Annually	1.698% — Annually	23,047
		372,000	509		(3)	3/2/27	Secured Overnight Financing Rate — Annually	1.5915% — Annually	506

	Total				$(141,979)				$(2,297,368)
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 2/28/22 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	CMBX NA BBB-.7 Index	BB-/P	$34	$6,000	$1,132	1/17/47	300 bp — Monthly	$(1,096)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	BBB+/P	21,129	169,920	13,747	5/11/63	200 bp — Monthly	7,421
	CMBX NA BB.11 Index	BB-/P	365,555	647,000	70,394	11/18/54	500 bp — Monthly	295,521
	CMBX NA BB.13 Index	BB-/P	25,194	252,000	32,432	12/16/72	500 bp — Monthly	(7,099)
	CMBX NA BB.13 Index	BB-/P	30,616	336,000	43,243	12/16/72	500 bp — Monthly	(12,440)
	CMBX NA BB.13 Index	BB-/P	52,944	561,000	72,201	12/16/72	500 bp — Monthly	(18,945)
	CMBX NA BB.13 Index	BB-/P	182,893	2,006,000	258,172	12/16/72	500 bp — Monthly	(74,164)
	CMBX NA BB.6 Index	CCC+/P	71,327	421,440	177,932	5/11/63	500 bp — Monthly	(106,370)
	CMBX NA BB.6 Index	CCC+/P	154,784	1,035,840	437,332	5/11/63	500 bp — Monthly	(281,971)
	CMBX NA BB.6 Index	CCC+/P	754,500	1,448,640	611,616	5/11/63	500 bp — Monthly	143,691
	CMBX NA BB.7 Index	B/P	60,373	1,183,000	386,013	1/17/47	500 bp — Monthly	(324,983)
	CMBX NA BB.9 Index	B/P	204	1,000	252	9/17/58	500 bp — Monthly	(48)
	CMBX NA BB.9 Index	B/P	66,168	324,000	81,778	9/17/58	500 bp — Monthly	(15,429)
	CMBX NA BB.9 Index	B/P	68,460	326,000	82,282	9/17/58	500 bp — Monthly	(13,641)
	CMBX NA BBB-.10 Index	BB+/P	24,219	222,000	26,307	11/17/59	300 bp — Monthly	(2,014)
	CMBX NA BBB-.12 Index	BBB-/P	5,127	87,000	8,091	8/17/61	300 bp — Monthly	(2,935)
	CMBX NA BBB-.13 Index	BBB-/P	10,635	113,000	11,119	12/16/72	300 bp — Monthly	(447)
	CMBX NA BBB-.13 Index	BBB-/P	35,956	410,000	40,344	12/16/72	300 bp — Monthly	(4,252)
	CMBX NA BBB-.14 Index	BBB-/P	677	16,000	1,576	12/16/72	300 bp — Monthly	(894)
	CMBX NA BBB-.14 Index	BBB-/P	553	17,000	1,675	12/16/72	300 bp — Monthly	(1,116)
	CMBX NA BBB-.14 Index	BBB-/P	4,837	109,000	10,737	12/16/72	300 bp — Monthly	(5,863)
	CMBX NA BBB-.14 Index	BBB-/P	4,984	122,000	12,017	12/16/72	300 bp — Monthly	(6,992)
	CMBX NA BBB-.14 Index	BBB-/P	11,401	228,000	22,458	12/16/72	300 bp — Monthly	(10,981)
	CMBX NA BBB-.14 Index	BBB-/P	11,528	233,000	22,951	12/16/72	300 bp — Monthly	(11,345)
	CMBX NA BBB-.14 Index	BBB-/P	16,632	509,000	50,137	12/16/72	300 bp — Monthly	(33,335)
	CMBX NA BBB-.6 Index	B+/P	55,149	200,155	48,578	5/11/63	300 bp — Monthly	6,639
	Credit Suisse International
	CMBX NA A.7 Index	BBB+/P	110	3,000	151	1/17/47	200 bp — Monthly	(40)
	CMBX NA BB.7 Index	B/P	44,810	335,000	109,311	1/17/47	500 bp — Monthly	(64,315)
	CMBX NA BBB-.6 Index	B+/P	1,768	15,933	3,867	5/11/63	300 bp — Monthly	(2,094)
	CMBX NA BBB-.6 Index	B+/P	4,088	36,844	8,942	5/11/63	300 bp — Monthly	(4,842)
	CMBX NA BBB-.7 Index	BB-/P	1,379	21,000	3,963	1/17/47	300 bp — Monthly	(2,577)
	Goldman Sachs International
	CMBX NA BB.6 Index	CCC+/P	122,657	286,080	120,783	5/11/63	500 bp — Monthly	2,033
	CMBX NA BB.9 Index	B/P	264,866	655,000	165,322	9/17/58	500 bp — Monthly	99,908
	CMBX NA BBB-.14 Index	BBB-/P	10,494	215,000	21,178	12/16/72	300 bp — Monthly	(10,612)
	CMBX NA BBB-.15 Index	BBB-/P	4,970	80,000	7,720	11/18/64	300 bp — Monthly	(2,723)
	CMBX NA BBB-.6 Index	B+/P	833	5,975	1,450	5/11/63	300 bp — Monthly	(615)
	CMBX NA BBB-.6 Index	B+/P	520	5,975	1,450	5/11/63	300 bp — Monthly	(928)
	CMBX NA BBB-.6 Index	B+/P	780	6,971	1,692	5/11/63	300 bp — Monthly	(909)
	CMBX NA BBB-.6 Index	B+/P	580	6,971	1,692	5/11/63	300 bp — Monthly	(1,109)
	CMBX NA BBB-.6 Index	B+/P	2,379	14,937	3,625	5/11/63	300 bp — Monthly	(1,241)
	CMBX NA BBB-.6 Index	B+/P	2,196	18,920	4,592	5/11/63	300 bp — Monthly	(2,390)
	CMBX NA BBB-.6 Index	B+/P	3,172	19,916	4,834	5/11/63	300 bp — Monthly	(1,655)
	CMBX NA BBB-.6 Index	B+/P	3,130	27,882	6,767	5/11/63	300 bp — Monthly	(3,627)
	CMBX NA BBB-.6 Index	B+/P	2,405	31,865	7,734	5/11/63	300 bp — Monthly	(5,318)
	CMBX NA BBB-.6 Index	B+/P	4,589	40,828	9,909	5/11/63	300 bp — Monthly	(5,306)
	CMBX NA BBB-.6 Index	B+/P	6,102	51,781	12,567	5/11/63	300 bp — Monthly	(6,448)
	CMBX NA BBB-.6 Index	B+/P	6,807	60,744	14,742	5/11/63	300 bp — Monthly	(7,915)
	CMBX NA BBB-.6 Index	B+/P	6,807	60,744	14,742	5/11/63	300 bp — Monthly	(7,915)
	CMBX NA BBB-.6 Index	B+/P	9,992	62,735	15,226	5/11/63	300 bp — Monthly	(5,213)
	CMBX NA BBB-.6 Index	B+/P	36,080	127,462	30,935	5/11/63	300 bp — Monthly	5,188
	CMBX NA BBB-.6 Index	B+/P	36,080	127,462	30,935	5/11/63	300 bp — Monthly	5,188
	CMBX NA BBB-.6 Index	B+/P	19,769	165,302	40,119	5/11/63	300 bp — Monthly	(20,295)
	CMBX NA BBB-.6 Index	B+/P	20,562	173,268	42,052	5/11/63	300 bp — Monthly	(21,433)
	CMBX NA BBB-.6 Index	B+/P	22,767	191,193	46,402	5/11/63	300 bp — Monthly	(23,571)
	CMBX NA BBB-.6 Index	B+/P	15,110	198,163	48,094	5/11/63	300 bp — Monthly	(32,918)
	CMBX NA BBB-.6 Index	B+/P	20,000	225,050	54,620	5/11/63	300 bp — Monthly	(34,544)
	CMBX NA BBB-.6 Index	B+/P	21,083	284,797	69,120	5/11/63	300 bp — Monthly	(47,942)
	CMBX NA BBB-.6 Index	B+/P	20,957	284,797	69,120	5/11/63	300 bp — Monthly	(48,069)
	CMBX NA BBB-.6 Index	B+/P	22,360	293,760	71,295	5/11/63	300 bp — Monthly	(48,838)
	CMBX NA BBB-.6 Index	B+/P	37,025	298,739	72,504	5/11/63	300 bp — Monthly	(35,379)
	CMBX NA BBB-.6 Index	B+/P	34,253	308,697	74,921	5/11/63	300 bp — Monthly	(40,565)
	CMBX NA BBB-.6 Index	B+/P	29,179	362,469	87,971	5/11/63	300 bp — Monthly	(58,672)
	CMBX NA BBB-.6 Index	B+/P	32,362	383,381	93,047	5/11/63	300 bp — Monthly	(60,557)
	CMBX NA BBB-.6 Index	B+/P	34,604	542,708	131,715	5/11/63	300 bp — Monthly	(96,931)
	CMBX NA BBB-.7 Index	BB-/P	370	5,000	944	1/17/47	300 bp — Monthly	(572)
	CMBX NA BBB-.7 Index	BB-/P	3,816	37,000	6,982	1/17/47	300 bp — Monthly	(3,154)
	CMBX NA BBB-.7 Index	BB-/P	4,227	52,000	9,812	1/17/47	300 bp — Monthly	(5,568)
	CMBX NA BBB-.7 Index	BB-/P	4,856	57,000	10,756	1/17/47	300 bp — Monthly	(5,881)
	CMBX NA BBB-.7 Index	BB-/P	23,196	206,000	38,872	1/17/47	300 bp — Monthly	(15,608)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B+/P	23,189	289,000	84,504	5/11/63	500 bp — Monthly	(61,154)
	CMBX NA BB.6 Index	CCC+/P	974,000	1,816,320	766,850	5/11/63	500 bp — Monthly	208,161
	CMBX NA BBB-.14 Index	BBB-/P	6,310	102,000	10,047	12/16/72	300 bp — Monthly	(3,703)
	CMBX NA BBB-.6 Index	B+/P	8,834,006	27,515,816	6,678,089	5/11/63	300 bp — Monthly	2,165,099
	CMBX NA BBB-.7 Index	BB-/P	21,129	90,000	16,983	1/17/47	300 bp — Monthly	4,176
	Merrill Lynch International
	CMBX NA BB.6 Index	CCC+/P	22,364	192,000	81,062	5/11/63	500 bp — Monthly	(58,592)
	CMBX NA BB.7 Index	B/P	16,216	134,000	43,724	1/17/47	500 bp — Monthly	(27,433)
	CMBX NA BB.7 Index	B/P	27,163	287,000	93,648	1/17/47	500 bp — Monthly	(66,326)
	CMBX NA BBB-.6 Index	B+/P	33,097	118,500	28,760	5/11/63	300 bp — Monthly	4,377
	CMBX NA BBB-.6 Index	B+/P	2,401,320	8,874,528	2,153,848	5/11/63	300 bp — Monthly	250,431
	Morgan Stanley & Co. International PLC
	CMBX NA BB.11 Index	BB-/P	2,116	25,000	2,720	11/18/54	500 bp — Monthly	(590)
	CMBX NA BB.13 Index	BB-/P	4,036	44,000	5,663	12/16/72	500 bp — Monthly	(1,603)
	CMBX NA BB.13 Index	BB-/P	7,720	83,000	10,682	12/16/72	500 bp — Monthly	(2,916)
	CMBX NA BB.13 Index	BB-/P	61,641	641,000	82,497	12/16/72	500 bp — Monthly	(20,500)
	CMBX NA BB.13 Index	BB-/P	83,550	910,000	117,117	12/16/72	500 bp — Monthly	(33,061)
	CMBX NA BB.6 Index	CCC+/P	18,060	41,280	17,428	5/11/63	500 bp — Monthly	655
	CMBX NA BB.6 Index	CCC+/P	7,415	58,560	24,724	5/11/63	500 bp — Monthly	(17,276)
	CMBX NA BB.9 Index	B/P	40,857	102,000	25,745	9/17/58	500 bp — Monthly	15,169
	CMBX NA BBB-.12 Index	BBB-/P	2,122	36,000	3,348	8/17/61	300 bp — Monthly	(1,214)
	CMBX NA BBB-.12 Index	BBB-/P	9,532	222,000	20,646	8/17/61	300 bp — Monthly	(11,040)
	CMBX NA BBB-.14 Index	BBB-/P	4,039	72,000	7,092	12/16/72	300 bp — Monthly	(3,029)
	CMBX NA BBB-.14 Index	BBB-/P	10,494	215,000	21,178	12/16/72	300 bp — Monthly	(10,612)
	CMBX NA BBB-.14 Index	BBB-/P	10,494	215,000	21,178	12/16/72	300 bp — Monthly	(10,612)
	CMBX NA BBB-.14 Index	BBB-/P	10,637	215,000	21,178	12/16/72	300 bp — Monthly	(10,469)
	CMBX NA BBB-.14 Index	BBB-/P	14,984	307,000	30,240	12/16/72	300 bp — Monthly	(15,153)
	CMBX NA BBB-.15 Index	BBB-/P	4,400	78,000	7,527	11/18/64	300 bp — Monthly	(3,101)
	CMBX NA BBB-.6 Index	B+/P	42,085	158,331	38,427	5/11/63	300 bp — Monthly	3,711
	CMBX NA BBB-.6 Index	B+/P	47,355	167,294	40,602	5/11/63	300 bp — Monthly	6,809
	CMBX NA BBB-.6 Index	B+/P	41,903	568,599	137,999	5/11/63	300 bp — Monthly	(95,906)
	CMBX NA BBB-.6 Index	B+/P	59,391	708,010	171,834	5/11/63	300 bp — Monthly	(112,207)
	CMBX NA BBB-.6 Index	B+/P	316,365	913,144	221,620	5/11/63	300 bp — Monthly	95,049
	CMBX NA BBB-.6 Index	B+/P	69,002	1,046,581	254,005	5/11/63	300 bp — Monthly	(184,654)
	CMBX NA BBB-.6 Index	B+/P	69,717	1,051,560	255,214	5/11/63	300 bp — Monthly	(185,146)
	CMBX NA BBB-.6 Index	B+/P	87,617	1,088,404	264,156	5/11/63	300 bp — Monthly	(176,176)
	CMBX NA BBB-.6 Index	B+/P	110,571	1,469,794	356,719	5/11/63	300 bp — Monthly	(245,658)
	CMBX NA BBB-.6 Index	B+/P	1,100,044	16,534,683	4,012,968	5/11/63	300 bp — Monthly	(2,907,426)

Upfront premium received			17,574,910		Unrealized appreciation			3,319,226

Upfront premium (paid)			—		Unrealized (depreciation)			(5,940,206)

	Total		$17,574,910				Total	$(2,620,980)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at February 28, 2022. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 2/28/22 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(11,103)	$105,600	$8,543	5/11/63	(200 bp) — Monthly	$(2,584)
	CMBX NA A.7 Index	(22)	3,000	151	1/17/47	(200 bp) — Monthly	128
	CMBX NA BB.10 Index	(78,285)	307,000	89,767	11/17/59	(500 bp) — Monthly	11,311
	CMBX NA BB.10 Index	(61,722)	256,000	74,854	11/17/59	(500 bp) — Monthly	12,990
	CMBX NA BB.10 Index	(13,985)	134,000	39,182	11/17/59	(500 bp) — Monthly	25,123
	CMBX NA BB.10 Index	(12,061)	110,000	32,164	11/17/59	(500 bp) — Monthly	20,042
	CMBX NA BB.11 Index	(25,963)	509,000	55,379	11/18/54	(500 bp) — Monthly	29,134
	CMBX NA BB.11 Index	(8,456)	163,000	17,734	11/18/54	(500 bp) — Monthly	9,188
	CMBX NA BB.8 Index	(461,185)	1,290,028	483,116	10/17/57	(500 bp) — Monthly	21,214
	CMBX NA BB.8 Index	(38,367)	298,591	111,822	10/17/57	(500 bp) — Monthly	73,290
	CMBX NA BB.8 Index	(11,370)	31,888	11,942	10/17/57	(500 bp) — Monthly	554
	CMBX NA BBB-.10 Index	(402,677)	2,342,000	277,527	11/17/59	(300 bp) — Monthly	(125,930)
	CMBX NA BBB-.10 Index	(132,874)	446,000	52,851	11/17/59	(300 bp) — Monthly	(80,172)
	CMBX NA BBB-.10 Index	(41,106)	336,000	39,816	11/17/59	(300 bp) — Monthly	(1,402)
	CMBX NA BBB-.10 Index	(3,824)	30,000	3,555	11/17/59	(300 bp) — Monthly	(279)
	CMBX NA BBB-.12 Index	(8,468)	123,000	11,439	8/17/61	(300 bp) — Monthly	2,930
	CMBX NA BBB-.13 Index	(10,154)	134,000	13,186	12/16/72	(300 bp) — Monthly	2,987
	CMBX NA BBB-.13 Index	(3,463)	68,000	6,691	12/16/72	(300 bp) — Monthly	3,206
	CMBX NA BBB-.13 Index	(3,429)	68,000	6,691	12/16/72	(300 bp) — Monthly	3,240
	CMBX NA BBB-.6 Index	(648,050)	1,985,616	481,909	5/11/63	(300 bp) — Monthly	(166,803)
	CMBX NA BBB-.7 Index	(60,813)	278,000	52,459	1/17/47	(300 bp) — Monthly	(8,447)
	CMBX NA BBB-.7 Index	(989)	196,000	36,985	1/17/47	(300 bp) — Monthly	35,931
	CMBX NA BBB-.8 Index	(52,451)	394,000	56,460	10/17/57	(300 bp) — Monthly	3,878
	CMBX NA BBB-.8 Index	(33,634)	235,000	33,676	10/17/57	(300 bp) — Monthly	(37)
	CMBX NA BBB-.8 Index	(13,594)	87,000	12,467	10/17/57	(300 bp) — Monthly	(1,156)
	CMBX NA BBB-.9 Index	(946)	4,000	440	9/17/58	(300 bp) — Monthly	(508)
	Credit Suisse International
	CMBX NA BB.10 Index	(50,421)	424,000	123,978	11/17/59	(500 bp) — Monthly	73,321
	CMBX NA BB.10 Index	(27,719)	223,000	65,205	11/17/59	(500 bp) — Monthly	37,363
	Goldman Sachs International
	CMBX NA A.6 Index	(1,060)	15,360	1,243	5/11/63	(200 bp) — Monthly	179
	CMBX NA A.6 Index	(589)	5,760	466	5/11/63	(200 bp) — Monthly	(124)
	CMBX NA A.6 Index	(615)	5,760	466	5/11/63	(200 bp) — Monthly	(150)
	CMBX NA A.6 Index	(488)	4,800	388	5/11/63	(200 bp) — Monthly	(100)
	CMBX NA A.6 Index	(393)	3,840	311	5/11/63	(200 bp) — Monthly	(83)
	CMBX NA A.6 Index	(291)	2,880	233	5/11/63	(200 bp) — Monthly	(58)
	CMBX NA A.6 Index	(291)	2,880	233	5/11/63	(200 bp) — Monthly	(58)
	CMBX NA A.6 Index	(305)	2,880	233	5/11/63	(200 bp) — Monthly	(72)
	CMBX NA A.6 Index	(201)	1,920	155	5/11/63	(200 bp) — Monthly	(46)
	CMBX NA A.6 Index	(174)	1,920	155	5/11/63	(200 bp) — Monthly	(19)
	CMBX NA A.6 Index	(198)	1,920	155	5/11/63	(200 bp) — Monthly	(43)
	CMBX NA A.6 Index	(198)	1,920	155	5/11/63	(200 bp) — Monthly	(43)
	CMBX NA A.6 Index	(86)	960	78	5/11/63	(200 bp) — Monthly	(8)
	CMBX NA BB.10 Index	(286,885)	1,268,000	370,763	11/17/59	(500 bp) — Monthly	83,174
	CMBX NA BB.7 Index	(6,851)	36,000	11,747	1/17/47	(500 bp) — Monthly	4,876
	CMBX NA BB.8 Index	(68,751)	184,566	69,120	10/17/57	(500 bp) — Monthly	267
	CMBX NA BB.8 Index	(11,330)	96,631	36,188	10/17/57	(500 bp) — Monthly	24,805
	CMBX NA BB.8 Index	(15,993)	45,417	17,009	10/17/57	(500 bp) — Monthly	991
	CMBX NA BB.9 Index	(9,105)	57,000	14,387	9/17/58	(500 bp) — Monthly	5,251
	CMBX NA BB.9 Index	(6,258)	52,000	13,125	9/17/58	(500 bp) — Monthly	6,838
	CMBX NA BB.9 Index	(1,903)	49,000	12,368	9/17/58	(500 bp) — Monthly	10,437
	CMBX NA BB.9 Index	(4,641)	39,000	9,844	9/17/58	(500 bp) — Monthly	5,181
	CMBX NA BB.9 Index	(3,026)	29,000	7,320	9/17/58	(500 bp) — Monthly	4,277
	CMBX NA BBB-.13 Index	(18,566)	245,000	24,108	12/16/72	(300 bp) — Monthly	5,461
	CMBX NA BBB-.13 Index	(366)	6,000	590	12/16/72	(300 bp) — Monthly	223
	CMBX NA BBB-.14 Index	(3,023)	48,000	4,728	12/16/72	(300 bp) — Monthly	1,689
	CMBX NA BBB-.14 Index	(933)	14,500	1,428	12/16/72	(300 bp) — Monthly	491
	CMBX NA BBB-.6 Index	(342,805)	1,252,711	304,033	5/11/63	(300 bp) — Monthly	(39,190)
	CMBX NA BBB-.6 Index	(32,934)	598,473	145,249	5/11/63	(300 bp) — Monthly	112,116
	CMBX NA BBB-.8 Index	(10,609)	82,000	11,751	10/17/57	(300 bp) — Monthly	1,115
	JPMorgan Securities LLC
	CMBX NA A.6 Index	(305)	2,880	233	5/11/63	(200 bp) — Monthly	(72)
	CMBX NA BB.17 Index	(1,275,053)	2,604,000	849,685	1/17/47	(500 bp) — Monthly	(426,831)
	CMBX NA BBB-.10 Index	(85,802)	288,000	34,128	11/17/59	(300 bp) — Monthly	(51,770)
	CMBX NA BBB-.10 Index	(48,454)	172,000	20,382	11/17/59	(300 bp) — Monthly	(28,129)
	CMBX NA BBB-.10 Index	(21,935)	133,000	15,761	11/17/59	(300 bp) — Monthly	(6,218)
	CMBX NA BBB-.6 Index	(392,346)	1,533,525	372,186	5/11/63	(300 bp) — Monthly	(20,670)
	CMBX NA BBB-.8 Index	(78,533)	566,000	81,108	10/17/57	(300 bp) — Monthly	2,387
	Merrill Lynch International
	CMBX NA BB.10 Index	(19,061)	335,000	97,954	11/17/59	(500 bp) — Monthly	78,707
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(488)	4,800	388	5/11/63	(200 bp) — Monthly	(100)
	CMBX NA A.6 Index	(97)	960	78	5/11/63	(200 bp) — Monthly	(19)
	CMBX NA BB.10 Index	(14,053)	134,000	39,182	11/17/59	(500 bp) — Monthly	25,054
	CMBX NA BB.7 Index	(63,621)	340,000	110,942	1/17/47	(500 bp) — Monthly	47,132
	CMBX NA BB.7 Index	(34,709)	180,000	58,734	1/17/47	(500 bp) — Monthly	23,925
	CMBX NA BB.8 Index	(85,881)	229,016	85,767	10/17/57	(500 bp) — Monthly	(242)
	CMBX NA BB.8 Index	(86,802)	228,050	85,405	10/17/57	(500 bp) — Monthly	(1,524)
	CMBX NA BB.8 Index	(28,642)	75,372	28,227	10/17/57	(500 bp) — Monthly	(456)
	CMBX NA BB.9 Index	(33,197)	941,000	237,508	9/17/58	(500 bp) — Monthly	203,788
	CMBX NA BB.9 Index	(2,815)	72,000	18,173	9/17/58	(500 bp) — Monthly	15,318
	CMBX NA BB.9 Index	(5,559)	65,000	16,406	9/17/58	(500 bp) — Monthly	10,811
	CMBX NA BB.9 Index	(3,447)	56,000	14,134	9/17/58	(500 bp) — Monthly	10,656
	CMBX NA BB.9 Index	(4,844)	32,000	8,077	9/17/58	(500 bp) — Monthly	3,215
	CMBX NA BB.9 Index	(2,305)	16,000	4,038	9/17/58	(500 bp) — Monthly	1,724
	CMBX NA BBB-.10 Index	(13,163)	152,000	18,012	11/17/59	(300 bp) — Monthly	4,798
	CMBX NA BBB-.10 Index	(12,576)	58,000	6,873	11/17/59	(300 bp) — Monthly	(5,722)
	CMBX NA BBB-.10 Index	(6,722)	53,000	6,281	11/17/59	(300 bp) — Monthly	(459)
	CMBX NA BBB-.10 Index	(11,028)	51,000	6,044	11/17/59	(300 bp) — Monthly	(5,002)
	CMBX NA BBB-.13 Index	(123)	2,000	197	12/16/72	(300 bp) — Monthly	73
	CMBX NA BBB-.8 Index	(210,480)	1,353,000	193,885	10/17/57	(300 bp) — Monthly	(17,046)
	CMBX NA BBB-.8 Index	(107,262)	684,000	98,017	10/17/57	(300 bp) — Monthly	(9,473)
	CMBX NA BBB-.8 Index	(48,825)	360,000	51,588	10/17/57	(300 bp) — Monthly	2,643
	CMBX NA BBB-.8 Index	(49,050)	360,000	51,588	10/17/57	(300 bp) — Monthly	2,418
	CMBX NA BBB-.8 Index	(27,649)	202,000	28,947	10/17/57	(300 bp) — Monthly	1,231
	CMBX NA BBB-.8 Index	(24,614)	194,000	27,800	10/17/57	(300 bp) — Monthly	3,122
	CMBX NA BBB-.8 Index	(24,674)	194,000	27,800	10/17/57	(300 bp) — Monthly	3,061
	CMBX NA BBB-.8 Index	(21,183)	148,000	21,208	10/17/57	(300 bp) — Monthly	(23)
	CMBX NA BBB-.8 Index	(5,625)	36,000	5,159	10/17/57	(300 bp) — Monthly	(478)

Upfront premium received		—			Unrealized appreciation		1,073,264

Upfront premium (paid)		(5,896,922)			Unrealized (depreciation)		(1,001,546)

	Total	$(5,896,922)				Total	$71,718
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
bp	Basis Points
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes of the fund's portfolio
Unless noted otherwise, the notes of the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2021 through February 28, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $169,707,047.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/22
Short-term investments
	Putnam Short Term Investment Fund*	$33,381,437	$52,588,859	$51,130,430	$21,694	$34,839,866

	Total Short-term investments	$33,381,437	$52,588,859	$51,130,430	$21,694	$34,839,866
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,531,916.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $14,818,206.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,372,917.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $152,448,122 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $14,395,181 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $14,818,206 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$6,147,295	$—
Mortgage-backed securities	—	121,332,530	—
Purchased options outstanding	—	58,359	—
U.S. government and agency mortgage obligations	—	30,357,443	—
Short-term investments	554,000	54,138,571	—

Totals by level	$554,000	$212,034,198	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(1,101,671)	$—	$—
Written options outstanding	—	(159,676)	—
Forward premium swap option contracts	—	26,925	—
TBA sale commitments	—	(47,724,277)	—
Interest rate swap contracts	—	(2,155,389)	—
Credit default contracts	—	(14,227,250)	—

Totals by level	$(1,101,671)	$(64,239,667)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$64,400,000
Purchased swap option contracts (contract amount)	$65,500,000
Written TBA commitment option contracts (contract amount)	$64,400,000
Futures contracts (number of contracts)	2,000
Centrally cleared interest rate swap contracts (notional)	$1,000,700,000
OTC credit default contracts (notional)	$115,800,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com